Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Company's revenue for the years ended December 31, 2024, 2023 and 2022, by contract type and by segment.

	Year Ended December 31, 2024			Year Ended December 31, 2023			Year Ended December 31, 2022
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Time charters	465,542	130,570	596,112	474,180	140,307	614,487	489,848	10,185	500,033
Voyage charters	—	13,560	13,560	—	22,970	22,970	—	38,862	38,862
Management fees and other income	101,072	—	101,072	89,334	—	89,334	85,585	—	85,585
	566,614	144,130	710,744	563,514	163,277	726,791	575,433	49,047	624,480
The following table contains the Company’s total revenue for the years ended December 31, 2024, 2023 and 2022, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Lease revenue
Lease revenue from lease payments of operating leases	504,691	536,072	467,323
Interest income on lease receivables	62,664	61,752	43,979
Variable lease payments – cost reimbursements(i)	4,902	5,365	5,198
	572,257	603,189	516,500
Non-lease revenue
Non-lease revenue – related to direct financing and sales-type leases	37,415	34,268	22,395
Management fees and other income	101,072	89,334	85,585
	138,487	123,602	107,980
Total	710,744	726,791	624,480
(i)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing and sales-type leases:

	December 31, 2024 $	December 31, 2023 $
Total lease payments to be received	941,046	1,024,763
Estimated unguaranteed residual value of leased properties	335,841	335,841
Initial direct costs	135	167
Less unearned revenue	(598,696)	(661,360)
Total net investments in direct financing and sales-type leases	678,326	699,411
Less credit loss provision	(32,000)	(9,700)
Total net investments in direct financing and sales-type leases, net	646,326	689,711
Less current portion	(20,928)	(20,572)
Net investments in direct financing and sales-type leases, net	625,398	669,139